Reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total loans and borrowings (Note 21)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	€ 2,164.9	€ 2,227.4
Cash inflow	6.0	799.3
Cash outflow	(46.0)	(947.9)
Interest accretion	3.4	2.3
Exchange movement	(22.8)	60.9
Fair value changes	0.0	0.0
Other non-cash adjustments	29.6	22.9
Closing balance	2,135.1	2,164.9
Interest accretion	3.4	2.3
Financial payables (Note 22)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	26.1	19.7
Cash inflow	0.0	0.0
Cash outflow	(101.2)	(68.5)
Interest accretion	120.4	77.5
Exchange movement	(0.4)	(0.3)
Fair value changes	0.0	0.0
Other non-cash adjustments	(1.3)	(2.3)
Closing balance	43.6	26.1
Interest accretion	120.4	77.5
Forward foreign exchange and currency swap contract | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	0.0	0.4
Cash inflow	0.0	0.3
Cash outflow	0.0	0.0
Interest accretion	0.0	0.0
Exchange movement	0.0	0.0
Fair value changes	0.0	(0.7)
Other non-cash adjustments	0.0	0.0
Closing balance	0.0	0.0
Interest accretion	0.0	0.0
Cross currency interest rate swap | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	56.4	20.6
Cash inflow	7.6	139.1
Cash outflow	(0.8)	0.0
Interest accretion	0.0	0.0
Exchange movement	0.0	0.0
Fair value changes	28.6	(103.3)
Other non-cash adjustments	0.0	0.0
Closing balance	91.8	56.4
Interest accretion	€ 0.0	€ 0.0